Loans, borrowings, leases, cash and cash equivalents and short-term investments	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Loans, borrowings, leases, cash and cash equivalents and short-term investments

21.	Loans, borrowings, leases, cash and cash equivalents and short-term investments

a) Net debt

The Company monitors the net debt with the objective of ensuring the continuity of its business in the long term.

	June 30, 2023	December 31, 2022
Debt contracts	12,417	11,181
Leases	1,520	1,531
Total of loans, borrowings and leases	13,937	12,712

(-) Cash and cash equivalents	4,983	4,736
(-) Short-term investments (i)	46	61
Net debt	8,908	7,915

(i)	Substantially comprises investments in exclusive investment fund, whose portfolio is composed of committed transactions and Selic Treasury Notes (“LFTs”), which are floating-rate securities issued by the Brazilian government.

b) Cash and cash equivalents

	June 30, 2023	December 31, 2022
R$	1,147	1,770
US$	3,598	2,798
Other currencies	238	168
	4,983	4,736

c)	Loans, borrowings, and leases

i) Total debt

		Current liabilities		Non-current liabilities
	Average interest rate (i)	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Quoted in the secondary market:
US$ Bonds	6.02%	-	-	7,157	6,157
R$ Debentures (ii)	10.07%	95	47	132	186
Debt contracts in Brazil in (iii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	10.62%	50	46	226	232
R$, with fixed interest	3.04%	-	2	-	-
Debt contracts in the international market in:
US$, with variable and fixed interest	5.37%	400	54	4,112	4,212
Other currencies, with variable interest	4.10%	-	-	9	9
Other currencies, with fixed interest	3.87%	12	11	68	78
Accrued charges		156	147	-	-
		713	307	11,704	10,874

(i)	In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of June 30, 2023.
(ii)	The Company has debentures in Brazil obtained for the Company's infrastructure investment projects.
(iii)	The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.42% per year in US$.

Future flows of debt payments, principal and interest

	Principal	Estimated future interest payments (i)
2023	39	387
2024	657	759
2025	451	733
2026	572	702
2027	1,700	609
Between 2028 and 2030	3,125	1,519
2031 onwards	5,717	2,173
Total	12,261	6,882

(i)	Based on interest rate curves and foreign exchange rates applicable as of June 30, 2023 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the interim financial statements.

Covenants

Some of the Company’s debt agreements with lenders contain financial covenants. The primary financial covenants in those agreements require maintaining certain ratios, such as debt to EBITDA (as defined in note 4a) and interest coverage. The Company did not identify any instances of noncompliance as of June 30, 2023.

ii) Lease liabilities

	December 31, 2022	Additions and contract modifications	Payments (i)	Interest	Translation adjustment	June 30, 2023
Ports	690	-	(34)	12	6	674
Vessels	441	5	(32)	8	(2)	420
Pelletizing plants	222	12	(2)	5	18	255
Properties	105	-	(19)	2	8	96
Energy plants	52	-	(2)	2	-	52
Mining equipment	21	2	(3)	1	2	23
Total	1,531	19	(92)	30	32	1,520
Current liabilities	182					199
Non-current liabilities	1,349					1,321
Total	1,531					1,520

(i)	The total amount of the variable lease payments not included in the measurement of lease liabilities for the six-month period ended June 30, 2023 was US$74 (2022: US$143).

Annual minimum payments and remaining lease term

The following table presents the undiscounted lease obligation by maturity date. The lease liability recognized in the statement of financial position is measured at the present value of such obligations.

	2023	2024	2025	2026	2027 onwards	Total	Average remaining term (years)	Discount rate
Ports	49	66	65	52	697	929	3 to 20	3% to 5%
Vessels	46	60	59	54	292	511	2 to 10	3% to 4%
Pelletizing plants	59	50	47	17	115	288	1 to 10	2% to 5%
Properties	25	28	18	16	38	125	1 to 10	1% to 6%
Energy plants	5	7	7	6	46	71	1 to 7	5% to 6%
Mining equipment	6	6	6	5	2	25	1 to 5	2% to 6%
Total	190	217	202	150	1,190	1,949